UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     DECEMBER 31, 2003
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


   /s/ Stacey L. Feller              New York, NY            February 12, 2004
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                         ----------------
Form 13F Information Table Entry Total:        35
                                         ----------------

Form 13F Information Table Value Total:     $193,595
                                         ----------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE




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

                                                FORM 13F INFORMATION TABLE

          COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7               COLUMN 8
----------------------  ---------  --------- --------- ---------------------  ----------  ------------- ---------------------------
                          TITLE                VALUE     SHRS OR  SH/   PUT/  INVESTMENT     OTHER             VOTING AUTHORITY
       NAME OF ISSUER    OF CLASS    CUSIP    (X$1000)   PRN AMT  PRN   CALL  DISCRETION    MANAGERS         SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                      COM     88579Y101   3,401      40,000   SH           SOLE                        40,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER        CL A    008190100  13,571     249,200   SH           SOLE                       249,200      0      0
SERVICES INC
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AFFILIATED COMPUTER
SERVICES INC              OPTION   0081901AK   1,634      30,000   SH   CALL    SOLE                        30,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO        COM     025816109   1,842      38,200   SH           SOLE                        38,200      0      0
-----------------------------------------------------------------------------------------------------------------------------------
BUNGE LTD                  COM     G16962105     510      15,500   SH           SOLE                        15,500      0      0
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP              OPTION   1313470AB     592     123,000   SH   CALL    SOLE                       123,000      0
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOCIATES        BOND    204912AR0   9,713   7,500,000   PRN          SOLE                     7,500,000      0      0
INTERNATIONAL INC
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                  COM     232572107   3,372      73,000   SH           SOLE                        73,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR      BOND    232806AH2  13,720   9,000,000   PRN          SOLE                     9,000,000      0      0
CORP
-----------------------------------------------------------------------------------------------------------------------------------
DUPONT PHOTOMASKS INC      BOND    26613XAE1  14,643  12,500,000   PRN          SOLE                    12,500,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
EGL INC                    BOND    268484AB8  10,538   9,000,000   PRN          SOLE                     9,000,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP              OPTION   28336L0PA     205      25,000   SH   PUT     SOLE                        25,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
ELAN PLC                  OPTION   2841310AB     345      50,000   SH   CALL    SOLE                        50,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
EXULT INC                 OPTION   3022840PA     215      30,000   SH   PUT     SOLE                        30,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
FEI CO                     BOND    30241LAD1   3,602   3,500,000   PRN          SOLE                     3,500,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP     DEB SR CV  370442717  16,162     500,000   PRN          SOLE                       500,000      0      0
                           C 33
-----------------------------------------------------------------------------------------------------------------------------------
IVAX CORPORATION          OPTION   4658230AE     716      30,000   SH   CALL    SOLE                        30,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                CL A    526057104     960      10,000   SH           SOLE                        10,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS     BOND    52729NBA7   8,916   8,500,000   PRN          SOLE                     8,500,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC               COM     56418H100   3,658      77,700   SH           SOLE                        77,700      0      0
-----------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS GROUP INC     OPTION   5650110AA     250      40,000   SH   CALL    SOLE                        40,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE        BOND    589405AD1  13,201  11,500,000   PRN          SOLE                    11,500,000      0      0
GROUP
-----------------------------------------------------------------------------------------------------------------------------------
MILLENIUM                  BOND    599902AB9   5,052   5,000,000   PRN          SOLE                     5,000,000      0      0
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP      OPTION   6565680AA     212      50,000   SH   CALL    SOLE                        50,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------


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

                                                FORM 13F INFORMATION TABLE

          COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7               COLUMN 8
----------------------  ---------  --------- ---------  --------------------  ----------  ------------- ---------------------------
                          TITLE                VALUE     SHRS OR  SH/   PUT/  INVESTMENT     OTHER             VOTING AUTHORITY
       NAME OF ISSUER    OF CLASS    CUSIP    (X$1000)   PRN AMT  PRN   CALL  DISCRETION    MANAGERS         SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN CORP     OPTION   6668070MP     956      10,000   SH   PUT     SOLE                        10,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE FOOD GROUP     COM     713755106   3,617     100,000   SH           SOLE                       100,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC            COM     725906101   2,398     133,900   SH           SOLE                       133,900      0      0
-----------------------------------------------------------------------------------------------------------------------------------
PRG-SCHULTZ                BOND    69357CAA5   5,689   6,000,000   PRN          SOLE                     6,000,000      0      0
INTERNATIONAL INC
-----------------------------------------------------------------------------------------------------------------------------------
RF MICRO DEVICES INC      OPTION   749941950     503      50,000   SH   PUT     SOLE                        50,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PROPERTY         PFD     89420G307   9,724     400,000   SH           SOLE                       400,000      0      0
CASUALTY CORP
-----------------------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC              BOND    918076AB6  27,313  16,000,000   PRN          SOLE                    16,000,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
VECTOR GROUP LTD           BOND    92240MAC2   9,584  11,000,000   PRN          SOLE                    11,000,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
VEECO INSTRUMENTS INC      COM     922417100   1,521      54,000   SH           SOLE                        54,000      0      0
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                 CL B    925524308   4,194      94,500   SH           SOLE                        94,500      0      0
-----------------------------------------------------------------------------------------------------------------------------------
VIMPEL COMMUNICATIONS   SPONSORED  68370R109   1,066      14,500   SH           SOLE                        14,500      0      0
                           ADR
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


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